Note 5 - Sales Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
(
5
) SALES CONCENTRATIONS:

Sales to
four
major customers accounted for
76%
of total sales for the
three
months ended
March
31,
2019
and
2018,
respectively. A loss of
one
of these customers could have a significant adverse effect on the Company’s financial condition, results of operations and cash flows.

(
5
) CONCENTRATIONS OF CREDIT RISK:

Significant concentrations of credit risk for all financial instruments owned by the Company are as follows:

DEMAND DEPOSITS––We maintain bank accounts in Federal credit unions and other financial institutions, which are insured up to the Federal Deposit Insurance Corporation limits. The bank accounts may
exceed federally insured levels; however, we have
not
experienced any losses in such accounts.